Sales Activities for Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Sales proceeds	$ 12,689	$ 2,526
Gross gains on sales	980	104
Gross losses on sales